Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions

Note 11. Related Party Transactions

Czech Value Participations I Inc.

On December 2, 2011, AVG entered into a consultancy agreement with Czech Value Participations I Inc. (“CVP1”), effective as of February 1, 2011, under which Robert Cohen, a contractor to CVP1, managing partner of Benson Oak Capital and former observer of the Company’s supervisory board, advises the Company with respect to corporate development, including mergers and acquisitions policy and activities. Mr. Cohen has certain powers to direct Orangefield Trust B.V., the managing director of Grisoft Holdings B.V., a major shareholder of the Company, on how to vote the shares in AVG held of record by Grisoft Holdings B.V. Under this agreement, which was terminated in June 2012, the Company paid CVP1 approximately $19 per month plus a service success fee. The total fee, including the service success fee, for services rendered in 2011 and 2012 was $539 and $241, respectively and was recorded in general and administrative expenses. At December 31, 2011 and 2012, the fee owed to CVP1 amounted to $230 and nil, respectively and was included in accrued expenses and other current liabilities.

Zbang

The Company has related party transactions with Zbang, which constitute the financing arrangement described in Note 9.